Document And Entity Information	May 31, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 31, 2021
Entity File Number	000-22793
Entity Registrant Name	PriceSmart, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0628530
Entity Address, Address Line One
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	404-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001041803
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PSMT
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Emerging Growth Company	false